Dec. 31, 2020
FORT PITT CAPITAL TOTAL RETURN FUND

FPCGX

Supplement to the Prospectus dated February 28, 2020

Effective January 1, 2021, the investment advisory fee for the Fort Pit Capital Total Return Fund is reduced to a flat rate of 0.76% of the Fund’s average daily net assets. The expense cap has also been reduced to 1.00%. References to the investment advisory fee and the expense cap throughout the statutory prospectus are hereby revised as follows.

Prospectus

The following replaces the fees and expenses table on page 1 of the prospectus:

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)
None

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)	0.76%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.39%
Total Annual Fund Operating Expenses(2)	1.15%
Less Fee Waiver(3)	-0.14%
Total Annual Fund Operating Expenses After Fee Waiver	1.01%
(1)Management Fees have been restated to reflect a reduction in fees effective January 1, 2021.
(2)Total Annual Fund Operating Expenses do not correlate to the Ratio of Expenses to Average Net Assets in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include expenses of 0.01% attributed to acquired fund fees and expenses ("AFFE") as well as the reduction in Management Fees effective January 1, 2021.
(3)Fort Pitt Capital Group, LLC (the “Advisor”), has contractually agreed to waive all or a portion of its management fees and reimburse Fund expenses to ensure that Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses (“AFFE”), extraordinary expenses, Rule 12b-1 fees, shareholder servicing fees or any other class-specific expenses) do not exceed 1.00% of the Fund’s average daily net assets (“Expense Cap”). The Expense Cap will remain in effect through at least December 31, 2021, and may be terminated only by the Fund’s Board of Trustees (the “Board”). The Advisor may request recoupment of previously waived fees and paid expenses from the Fund for 36 months from the date they were waived or paid, subject to the Expense Cap.
The following replaces the expense example on page 1 of the prospectus:

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Cap only in the first year). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$103	$351	$619	$1,385

Please retain this Supplement with your Prospectus. The date of this Supplement is December 31, 2020.
Fort Pitt Capital Total Return Fund
FORT PITT CAPITAL TOTAL RETURN FUND
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)

SHAREHOLDER FEES (fees paid directly from your investment)
None

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)	0.76%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.39%
Total Annual Fund Operating Expenses(2)	1.15%
Less Fee Waiver(3)	-0.14%
Total Annual Fund Operating Expenses After Fee Waiver	1.01%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Cap only in the first year).
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$103	$351	$619	$1,385